Touchstone Small Cap Value Fund Expense Example, No Redemption - Touchstone Small Cap Value Fund - Class C	Sep. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 203
Expense Example, No Redemption, 3 Years	1,072
Expense Example, No Redemption, 5 Years	1,955
Expense Example, No Redemption, 10 Years	$ 4,227